Organization and Business Description (Details)	12 Months Ended
Mar. 31, 2024 shares
Organization and Business Description [Line Items]
Number of companies and their subsidiaries owned	4
Lakeshore Biopharma [Member]
Organization and Business Description [Line Items]
Ordinary Share	1